Loans and Allowance for Credit Losses - Summary of Impaired Loans, which Include Nonaccrual and TDR Loans, by Portfolio Class (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	$ 4,674	$ 5,027
Unpaid Principal Balance	5,698	6,205
Valuation Allowance	254	279
Commitments to Lend Additional Funds	113	204
Commercial [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	467	550
Unpaid Principal Balance	1,006	915
Valuation Allowance	32	44
Commitments to Lend Additional Funds	106	199
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	279	280
Unpaid Principal Balance	511	596
Valuation Allowance	12	11
Commitments to Lend Additional Funds	2
Residential Mortgages [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	1,709	1,946
Unpaid Principal Balance	1,879	2,339
Valuation Allowance	86	116
Commitments to Lend Additional Funds		1
Other Retail [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	335	302
Unpaid Principal Balance	418	400
Valuation Allowance	14	22
Commitments to Lend Additional Funds	5	4
Credit Card [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	245	230
Unpaid Principal Balance	245	230
Valuation Allowance	69	60
Total Loans, Excluding Loans Purchased from GNMA Mortgage Pools [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	3,035	3,346
Unpaid Principal Balance	4,059	4,524
Valuation Allowance	213	254
Commitments to Lend Additional Funds	113	204
Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment		38
Unpaid Principal Balance		44
Valuation Allowance		1
Government National Mortgage Association [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	1,639	1,681
Unpaid Principal Balance	1,639	1,681
Valuation Allowance	$ 41	$ 25